PROPERTY AND EQUIPMENT, NET - Schedule (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cost:
Property and equipment, gross		¥ 6,745,455	¥ 6,205,865
Less: Accumulated depreciation		(3,196,496)	(2,582,184)
Property and equipment net excluding construction in process		3,548,959	3,623,681
Construction in progress		161,509	182,205
Property and equipment, net	$ 534,419	3,710,468	3,805,886
Buildings
Cost:
Property and equipment, gross		255,646	12,115
Leasehold improvements
Cost:
Property and equipment, gross		5,563,815	5,354,550
Furniture, fixtures and equipment
Cost:
Property and equipment, gross		925,174	838,380
Motor vehicles
Cost:
Property and equipment, gross		¥ 820	¥ 820